Related parties and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated balance sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2023	2024	Maximum exposure to loss
Advance payments included in Other assets	1,182.7	1,415.7	1,415.7
Loan receivable	912.4	1,440.8	1,440.8
Investment agreement for 24.9% equity	919.6	903.0	903.0
Accounts receivable	7.8	70.8	70.8
Accounts payable	4.0	955.8	—
Cost to be paid included in Accrued and other liabilities	199.9	199.9	—
Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH & Co. KG as a variable interest entity includes the carrying value of each of the assets, as well as the risk of any future operating losses of
Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Total purchases	2,693.6	3,325.9	3,946.5